Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Net earnings (loss)	$ 48,377	$ (184,034)	$ 116,684	$ (140,481)
Items not involving cash:
Depreciation and amortization	49,835	52,701	149,579	166,053
Share-based compensation (note 12)	8,507	1,986	12,377	4,404
Amortization of deferred financing fees	2,605	3,385	8,818	9,751
Amounts reclassified from other comprehensive loss to interest expense	144	1,166	1,824	2,761
Unrealized change in fair value of financial instruments	(11,483)	(20,921)	(24,668)	9,429
Equity (income) loss on investment	(1,510)	4,562	(4,039)	594
Refinancing expenses	0	905	0	1,677
Operating leases	(5,911)	(5,472)	(16,678)	(13,788)
Vessel impairments	0	202,775	0	202,775
Expenses related to customer bankruptcy	0	18,883	0	18,883
(Gain) loss on disposals (note 4)	(6,606)	16,487	(6,606)	16,487
Other	107	7	6,574	51
Changes in assets and liabilities:
Accounts receivable	130	(10,889)	9,334	(18,062)
Lease receivable	996	5,336	996	15,892
Prepaid expenses and other	(2,481)	(3,744)	(8,821)	339
Other assets and deferred charges	(2,494)	(2,836)	(4,030)	(18,201)
Accounts payable and accrued liabilities	4,077	4,291	(2,203)	(3,619)
Deferred revenue	11,248	9,944	(1,808)	5,173
Fair value of financial instruments	(490)	(27,616)	(3,065)	(27,616)
Cash from operating activities	95,051	66,916	234,268	232,502
Financing activities:
Common shares issued, net of issuance costs	22,102	0	79,368	96,034
Preferred shares issued, net of issuance costs	0	294,073	0	541,736
Draws on credit facilities	0	0	0	220,485
Repayment of credit facilities	(98,295)	(212,144)	(269,452)	(503,260)
Draws on obligations under capital lease	136,331	99,600	136,331	180,750
Repayment of long-term obligations under capital lease	(6,619)	(6,225)	(19,492)	(18,408)
Common shares repurchased, including related expenses	0	0	0	(8,269)
Preferred shares redeemed, including related expenses	0	(13)	0	(333,074)
Senior unsecured notes repurchased, including related expenses	0	0	(3,122)	0
Financing fees	(858)	(1,550)	(3,172)	(12,568)
Dividends on common shares	(7,701)	(38,284)	(53,411)	(109,347)
Dividends on preferred shares	(16,104)	(8,371)	(48,313)	(38,524)
Net proceeds from sale-leaseback of vessel	0	100,000	90,753	354,000
Cash from (used in) financing activities	28,856	227,086	(90,510)	369,555
Investing activities:
Expenditures for vessels	(139,364)	(106,755)	(235,725)	(322,291)
Short-term investments	(1)	24	307	1,074
Net proceeds from vessel disposal	18,338	5,843	18,338	5,843
Restricted cash	395	0	(5,404)	(201)
Loans to affiliate	(546)	(978)	(2,131)	(17,198)
Repayments of loans to affiliate	546	0	21,779	54,306
Other assets	60	(317)	104	(634)
Cash used in investing activities	(120,572)	(102,183)	(202,732)	(279,101)
Increase (decrease) in cash and cash equivalents	3,335	191,819	(58,974)	322,956
Cash and cash equivalents, beginning of period	305,592	346,657	367,901	215,520
Cash and cash equivalents, end of period	$ 308,927	$ 538,476	$ 308,927	$ 538,476